BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Short-term Debt [Line Items]
Long-term borrowings		¥ 78,611	¥ 78,235
Current portion of long-term borrowings	$ 11,114	78,611	78,235
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Long-term borrowings		¥ 78,611	¥ 78,235